TAXES ON INCOME (Details 3) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
At the beginning of the year	2,314	2,281	2,098
Balance of Unibanco’s acquisition	0	1,248	0
Gross amount of increases for prior years’ tax positions	570	618	192
Amounts of decreases related to settlements	(175)	(1,833)	(9)
At the end of the year	2,709	2,314	2,281